RECURRING FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 277,156,370	$ 277,156,370	$ 276,079,687
Withdrawal from Trust Account for tax obligations	341,500	341,500
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	277,138,779	277,138,779	276,079,635
Assets held In tie back securities	17,591	17,591	52
Cash.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 17,591	$ 17,591	$ 52